Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	INX LIMITED
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	15,955,875
Amendment Flag	false
Entity Central Index Key	0001725882
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	333-233363
Entity Incorporation, State or Country Code	J1
Entity Address, Address Line One	Unit 1.02
Entity Address, Address Line Two	1st Floor
Entity Address, Address Line Three	6 Bayside Road
Entity Address, Country	GI
Entity Address, City or Town	Gibraltar
Entity Address, Postal Zip Code	GX11 1AA
Entity Interactive Data Current	No
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1281
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Tel-Aviv, Israel
Business Contact
Document Information Line Items
Entity Address, Address Line One	One Vanderbilt Avenue
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10017
Contact Personnel Name	McDermott Will & Emery, LLP
Entity Address, State or Province	NY
City Area Code	(212)
Local Phone Number	547-5400